Note 8. Notes Payable, Stockholders (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Apr. 10, 2015	Dec. 31, 2014
Warrant
Exercise Price of Warrants			$ 10
Interest | Conversion by Two Controlling Stockholders [Member]
Debt Conversion, Original Debt, Amount	$ 3,014
$298,224 Notes Payable
Debt Conversion, Original Debt, Amount			$ 298,224
$298,224 Notes Payable | Warrant
Investment Warrants Expiration Date			Jun. 18, 2025
Note Payable 1
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%		5.00%
Debt Instrument, Maturity Date		Feb. 12, 2016	Feb. 12, 2016
Note Payable 2
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%		5.00%
Debt Instrument, Maturity Date		Feb. 12, 2016	Feb. 12, 2016
Controlling stockholder
Debt Conversion, Original Debt, Amount			$ 398,224
Majority Stockholders 1 & 2 | $298,224 Notes Payable | Warrant
Debt Conversion, Converted Instrument, Shares Issued			1,516
Exercise Price of Warrants			$ 10
Majority Stockholders 1 & 2 | $298,224 Notes Payable | Common Class A
Debt Conversion, Converted Instrument, Shares Issued			15,164
Majority Stockholders 1 & 2 | $298,224 Notes Payable | Interest
Debt Conversion, Original Debt, Amount			$ 2,533
Majority Stockholders 1 & 2 | $298,224 Notes Payable | Principal
Debt Conversion, Original Debt, Amount			149,112
Majority Stockholders 1 & 2 | Note Payable 5
Debt Conversion, Original Debt, Amount			$ 932
Debt Instrument, Face Amount				$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Debt Instrument, Maturity Date			Mar. 31, 2016
Debt Instrument, Convertible, Terms of Conversion Feature			The conversion could not occur until the Company raised $1,000,000 in gross proceeds from one or a series of equity offerings. The conversion price was to be equal to 80% of the price paid by investors in the financing for identical securities.
Majority Stockholders 1 & 2 | Note Payable 5 | Warrant
Debt Conversion, Converted Instrument, Shares Issued			1,262
Exercise Price of Warrants			$ 8
Investment Warrants Expiration Date			Jun. 18, 2025
Majority Stockholders 1 & 2 | Note Payable 5 | Class A Common Stock
Debt Conversion, Converted Instrument, Shares Issued			12,616
Former Stockholder
Debt Instrument, Face Amount			$ 135,494
Debt Instrument, Interest Rate, Stated Percentage			5.76%
Former Stockholder | Note Payable 1
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date			Feb. 09, 2017
Former Stockholder | Note Payable 2
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date			Apr. 06, 2017
Former Stockholder | Note Payable 4
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Maturity Date			Jan. 01, 2020
Former Stockholder | Note Payable 3
Debt Instrument, Interest Rate, Stated Percentage			0.00%
Former Controlling Stockholder
Debt Instrument, Face Amount			$ 135,494
Debt Instrument, Interest Rate, Stated Percentage			5.76%
Debt Instrument, Maturity Date			Feb. 12, 2016